Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows – cash paid	$ 375	$ 373
New right-of-use assets	$ 167	$ 91
Weighted-average remaining lease term	8 years	9 years
Weighted-average discount rate	4.70%	4.50%